Net Debt - Disclosure of Changes in Net Debt (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jan. 01, 2018	Mar. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Finance debt	$ 60,358	$ 63,004	$ 60,358	$ 63,004	$ 63,230	$ 62,189		$ 61,832	$ 58,300
Less: cash and cash equivalents	22,185	23,270	22,185	23,270	25,586	22,242	$ 25,575	23,794	23,484
Opening net debt	39,993	38,635	37,819	35,513	35,513
Decrease (increase) in net debt	716	(1,159)	(1,447)	(4,281)	(2,306)
Movement in cash and cash equivalents (excluding exchange adjustments)	257	(726)	(3,221)	(583)	1,558
Net cash outflow (inflow) from financing	524	42	1,908	(3,069)	(2,520)
Other movements	(123)	(13)	(150)	(79)	(564)
Movement in net debt before exchange effects	658	(697)	(1,463)	(3,731)	(1,526)
Exchange adjustments	58	(462)	16	(550)	(780)
Closing net debt	39,277	39,794	39,277	39,794	37,819
Borrowings
Disclosure of detailed information about hedges [line items]
Fair value of finance debt	61,619		61,619		65,165
Debt Hedges
Disclosure of detailed information about hedges [line items]
Fair value (asset) liability of hedges related to finance debt	1,104	60	1,104	60	175	$ 46		$ 597	$ 697
Debt Hedges | Derivatives
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss	$ (774)	$ 1,167	$ (774)	$ 1,167	$ 634